EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2024
Retirement Benefits [Abstract]
EMPLOYEE BENEFIT PLANS	EMPLOYEE BENEFIT PLANS
The Company sponsors U.S. and international defined benefit pension and defined contribution plans. In addition, the Company contributes to various U.S. and international multi-employer defined benefit pension plans.

Pension Plans

Qualified U.S. pension plan benefits covering collectively bargained employees comprise approximately 35% of the projected benefit obligation. This noncontributory defined benefit plan provides benefits on a flat dollar formula based on an employee's location and is closed to new entrants. The non-U.S. plans comprise approximately 65% of the projected benefit obligation; certain of these plans provide participants with one-time payments upon separation of employment rather than a retirement annuity. The plans' benefits are based on plan specific parameters. Non-qualified U.S. pension plans provide supplementary retirement benefits to certain employees and are not a material component of the projected benefit obligation.

The following table details information regarding the Company's pension plans:

(In millions)	2024	2023
Change in Benefit Obligation
Benefit obligation at beginning of year	$575	$760
Service cost	14	15
Interest cost	26	31
Actuarial (gain) loss	(9)	27
Benefits paid	(24)	(25)
Curtailment, settlements and special termination benefits	(13)	(24)
Other, including expenses paid	(25)	3
Reclassified to held for sale (1)	—	(212)
Acquisitions (2)	113	—
Benefit obligation at end of year	$657	$575
Change in Plan Assets
Fair value at beginning of year	$468	$451
Actual return on plan assets	1	39
Company contributions	34	33
Benefits paid	(24)	(25)
Settlements	(13)	(24)
Other, including expenses paid	(15)	2
Reclassified to held for sale (1)	—	(8)
Acquisitions (2)	56	—
Fair value of assets end of year	$507	$468

Funded status of plans	$(150)	$(107)
Amounts included in the balance sheet:
Other non-current assets	$43	$32
Accrued compensation and benefits	(13)	(12)
Post-employment and other benefit liabilities	(180)	(127)
Net amount recognized	$(150)	$(107)
(1) See Note 20 - Divestitures for additional information.
(2) See Note 19 - Acquisitions for additional information.

The decrease in funded status was primarily driven by the acquisition of the VCS Business on January 2, 2024. However, the decrease was partially offset by the increase in discount rates over the measurement period which resulted in lower benefit obligations.

The pretax amounts recognized in Accumulated other comprehensive (income) loss are:

(In millions)	Prior Service Cost (Benefit)	Net Actuarial (Gain) Loss	Total
As of December 31, 2023	$6	$120	$126
Current year changes recorded in AOCI	—	27	27
Amortization reclassified to earnings	(1)	(1)	(2)
Prior Service Cost or (Credit) Occurring During Fiscal Year	(1)	—	(1)
Settlement/curtailment reclassified to earnings	—	(3)	(3)
Currency translation and other	—	(3)	(3)
Divestitures	—	(10)	(10)
As of December 31, 2024	$4	$130	$134

Information for pension plans with accumulated benefit obligations in excess of plan assets:

(In millions)	2024	2023
Projected benefit obligation	$481	$378
Accumulated benefit obligation	$456	$362
Fair value of plan assets	$288	$239

Information for pension plans with projected benefit obligations in excess of plan assets:

(In millions)	2024	2023
Projected benefit obligation	$481	$378
Accumulated benefit obligation	$456	$362
Fair value of plan assets	$288	$239

The accumulated benefit obligation for all defined benefit plans was $0.6 billion and $0.6 billion as of December 31, 2024 and 2023, respectively.
Pension benefit payments, including amounts to be paid from corporate assets, and reflecting expected future service, as appropriate, are expected to be paid as follows:

(In millions)
2025	$37
2026	$38
2027	$47
2028	$45
2029	$46
2030 through 2034	$242

For the years ended December 31, 2024, 2023 and 2022, the Company made $34 million, $33 million and $16 million, respectively, of cash contributions to its defined benefit pension plans. The Company expects to make total contributions of approximately $6 million to its defined benefit pension plans in 2025.

The components of net periodic pension expense (benefit) for the defined benefit pension plans are as follows:

(In millions)	2024	2023	2022
Service cost	$14	$15	$20
Interest cost	26	31	18
Expected return on plan assets	(36)	(32)	(27)
Amortization of prior service cost	1	3	2
Recognized actuarial net loss	1	(2)	9
Net settlement, curtailment and special termination benefit loss	4	1	2
Net periodic pension expense (benefit)	$10	$16	$24

Amounts recorded in continuing operations	$10	$16	$24
Amounts recorded in discontinued operations	—	—	—
Net periodic pension expense (benefit)	$10	$16	$24

Major assumptions used in determining the benefit obligation and net cost for pension plans are presented in the following table as weighted-averages:

	Benefit Obligation		Net Costs
	2024	2023	2024	2023	2022
Discount rate
Projected benefit obligation	4.3%	4.3%	4.3%	4.2%	2.1%
Interest cost (1)	—%	—%	4.2%	4.1%	1.9%
Service cost (1)	—%	—%	4.5%	4.5%	2.8%
Salary scale	2.6%	2.2%	2.2%	2.4%	3.1%
Expected return on plan assets	—%	—%	6.3%	5.7%	5.0%

(1) The 2024 and 2023 discount rates used to measure the service cost and interest cost applies to the significant plans of the Company. The projected benefit obligation discount rate is used for the service cost and interest cost measurements for non-significant plans.

The expected long-term rate of return on plan assets is determined by considering the relative weighting of plan assets, the historical performance of total plan assets, individual asset classes, economic and other indicators of future performance. Return projections are assessed for reasonableness using a simulation model that incorporates yield curves, credit spreads and risk premiums to project long-term prospective returns.
The Company's investment objective is to provide liquidity and asset levels needed to meet current and future benefit payments, while maintaining a prudent degree of portfolio diversification considering interest rate risk and market volatility. Globally, investment strategies target a mix of approximately 20% of growth seeking assets and 80% of income generating and hedging assets using a wide diversification of asset types, fund strategies and investment managers.

The growth seeking allocation consists of global public equities in developed and emerging countries and alternative asset class strategies. The income generating assets primarily consist of government and broadly diversified high quality corporate bonds. In addition, the Company's investment strategies seek to reduce interest rate risk and have incorporated liability hedging programs as part of the long-term investment strategy. Under this objective, the income generating and hedging assets typically increase as the plans' funded status improves. The Company monitors plan funded status and asset allocation regularly in addition to investment manager performance.

The fair values of pension plan assets by asset category are as follows:

(In millions)	Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs	Significant Unobservable Inputs	Not Subject to Leveling	Total
Asset Category	(Level 1)	(Level 2)	(Level 3)
Public Equities:
Global Equities	$—	$23	$—	$—	$23
Global Equity Funds at net asset value (1) (2)	—	—	—	125	125
Fixed Income Securities:
Governments	—	23	—	25	48
Corporate Bonds	—	93	—	—	93
Fixed Income Securities (2)	—	—	—	156	156
Real Estate (3)	—	1	—	—	1
Other (4) (5)	—	15	—	8	23
Cash & Cash Equivalents (2)(6)	—	28	—	9	37
Subtotal	$—	$183	$—	$323	$506
Other assets and liabilities (7)					1
Total as of December 31, 2024					$507

(In millions)	Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs	Significant Unobservable Inputs	Not Subject to Leveling	Total
Asset Category	(Level 1)	(Level 2)	(Level 3)
Public Equities:
Global Equities	$—	$26	$—	$—	$26
Global Equity Funds at net asset value (1) (2)	—	—	—	125	125
Fixed Income Securities:
Governments	—	40	—	23	63
Corporate Bonds	—	44	—	—	44
Fixed Income Securities (2)	—	9	—	172	181
Real Estate (3)	—	1	—	—	1
Other (4)(5)	—	10	—	—	10
Cash & Cash Equivalents (2)(6)	—	13	—	3	16
Subtotal	$—	$143	$—	$323	$466
Other assets and liabilities (7)					2
Total as of December 31, 2023					$468

(1) Represents commingled funds that invest primarily in common stocks.
(2) In accordance with ASU 2015-07, Fair Value Measurement (Topic 820), certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented for the total pension plan assets.
(3) Represents investments in real estate, including commingled funds and directly held properties.
(4) Represents insurance contracts and global balanced risk commingled funds consisting mainly of equity, bonds and some commodities.
(5) Includes fixed income repurchase agreements entered into for purposes of pension asset and liability matching.
(6) Represents short-term commercial paper, bonds and other cash or cash-like instruments.
(7) Represents trust receivables and payables that are not leveled.

Derivatives in the plan are primarily used to manage risk and gain asset class exposure while still maintaining liquidity. Derivative instruments mainly consist of fixed income repurchase agreements, interest rate swaps, total return swaps and currency forward contracts.

Quoted market prices are used to value investments when available. Investments in securities traded on exchanges, including listed futures and options, are valued at the last reported sale prices on the last business day of the year or, if not available, the last reported bid prices. Fixed income securities are primarily measured using a market approach pricing methodology, whereby observable prices are obtained by market transactions involving identical or comparable securities of issuers with similar credit ratings. Over-the-counter securities and government obligations are valued at the bid prices or the average of the bid and ask prices on the last business day of the year from published sources or, if not available, from other sources considered reliable, including broker quotes. Temporary cash investments are stated at cost, which approximates fair value.

Multiemployer Benefit Plans

The Company contributes to various domestic and foreign multiemployer defined benefit pension plans. The risks of participating in these multiemployer plans are different from those of single-employer plans in that assets contributed are pooled and may be used to provide benefits to employees of other participating employers. If a participating employer stops contributing to the plan, the unfunded obligations of the plan may be borne by the remaining participating employers. The Company's contributions to these plans for the years ended December 31, 2024 and 2023, was $15 million and $15 million, respectively.

Employee Savings Plans

The Company sponsors various employee savings plans. Employer contributions are determined based on criteria specific to each plan and were $138 million, $125 million and $123 million for the years ended December 31, 2024, 2023 and 2022, respectively.